Earnings/(Loss) per share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings/(Loss) per share

Note   28.               Earnings/(Loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2022	2021	2020
Net income (USD'000)	5,770	(4,827)	(9,201)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net income / (loss) after effect of potentially dilutive instruments (USD'000)	5,770	(4,827)	(9,201)
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,473,162	1,298,162	1,298,162
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	1,473,162	1,298,162	1,298,162
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	3.92	(3.72)	(7.09)
Diluted weighted average loss per share (USD)	3.92	(3.72)	(7.09)

For the years 2020, 2021 and 2022, the group had no dilutive instruments to be considered for the computation of diluted earnings per share.

Note 29.      Earnings/(Loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2021	2020
Net income (USD'000)	(4,827)	(9,201)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a

Net income / (loss) after effect of potentially dilutive instruments (USD'000)	(4,827)	(9,201)

Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,298,162	1,298,162
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,298,162	1,298,162

Net earnings / (loss) per share
Basic weighted average loss per share (USD)	(3.72)	(7.09)
Diluted weighted average loss per share (USD)	(3.72)	(7.09)

For the year 2020 and 2021, the group had no dilutive instruments to be considered for the computation of diluted earnings per share.

SEALS Corp
Earnings/(Loss) per share

29.          Earnings/(Loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	6 months ended June 30,
Earnings / (loss) per share	2023 (unaudited)	2022 (unaudited)
Net income (USD'000)	(875)	(183)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a
Net income / (loss) after effect of potentially dilutive instruments (USD'000)	(875)	(183)
Ordinary shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	7,501,500	6,610,293
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	7,501,500	6,610,293
Net earnings / (loss) per ordinary share
Basic weighted average loss per share (USD)	(0.06)	(0.01)
Diluted weighted average loss per share (USD)	(0.06)	(0.01)

F shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,499,700	1,499,700

Net earnings / (loss) per F share
Basic weighted average loss per share (USD)	(0.29)	(0.06)
Diluted weighted average loss per share (USD)	(0.29)	(0.06)